13. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of share options outstanding and exercisable

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.15	July 20, 2022	150,000	150,000
$0.15	September 27, 2022	150,000	150,000
$0.15	November 20, 2022	150,000	150,000
$0.28	December 8, 2022	1,181,072	1,181,072
$0.24	March 27, 2023	200,000	200,000
$0.21	April 11, 2023	175,000	175,000
$0.125	September 12, 2023	140,000	140,000
$0.075	January 24, 2024	280,000	280,000
$0.08	February 28, 2024	140,000	140,000
$0.06	April 1, 2024	615,000	615,000
$0.05	October 1, 2024	2,060,000	2,060,000
		5,241,072	5,241,072